Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (78,937)	$ (13,104)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,728	64
Share-based compensation	4,881	1,048
Revaluation of warrants	(1,451)	3,165
Impairment of Goodwill	37,000	0
Impairment of intangible assets	8,785	0
Contingent consideration income	(1,541)	0
Deferred tax expense (benefit)	(12)	0
Changes in operating assets and liabilities:
Account receivables	(141)	(109)
Other receivables and prepaid expenses	1,279	(887)
Other payables and accrued expenses	1,085	176
Account payables	319	120
Deferred revenue	(35)	(190)
Other assets and liabilities	(271)	(1)
Net cash used in operating activities	(27,311)	(9,718)
Cash flows from investing activities
Purchases of property and equipment	(137)	(90)
Short-term investments, net	(98)	8,000
Other long-term assets, net	(95)	(1)
Payments for business acquisitions, net of cash acquired	(11,020)	0
Net cash provided by (used in) investing activities	(11,350)	7,909
Cash flows from financing activities
Proceeds from exercise of share options and warrants	135	27
Net cash provided by financing activities	135	27
Foreign currency effect on cash and cash equivalents and short-term restricted cash	(82)	0
Net decrease in cash and cash equivalents and short-term restricted cash equivalents	(38,608)	(1,782)
Cash and cash equivalents and Short-term restricted cash equivalents at the beginning of the period	208,079	14,984
Cash and cash equivalents and Short-term restricted cash equivalents as at end of the period	169,471	13,202
Appendix A – Material non-cash financing activities:
Conversion of warrants to redeemable convertible preferred shares	0	10,896
Shares issued related to the business acquisitions	$ 10,691	$ 0

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7 in Company’s audited consolidated financial statements for the year ended December 31, 2021.